Consolidated Statements of Operations (Parentheticals) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Workspace membership revenue	¥ 242		¥ 159	¥ 169
Marketing and branding service revenue	24,993		45,528	77,046
Other service revenue	27,357		25,928	19,955
Workspace membership	138		3,490	12,564
Marketing and branding service revenue	¥ 96,971		¥ 14,495	¥ 11,504
Diluted (in Shares) (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (66.18)	$ (9.59)	¥ (462.88)	¥ (149.98)
Diluted (in Shares) (in Shares)	4,407,510	4,407,510	4,313,064	3,257,088